STATE-SPECIFIC MUNICIPAL

MONEY MARKET FUNDS

Prospectus-November 1, 2000

Investing in high quality, short-term securities
For current income, safety of principal and Liquidity

Class A shares

                       Ohio Municipal Money Market Fund

                       Michigan Municipal Money Market Fund

                     Baird/A NORTHWESTERN MUTUAL COMPANY

                                 SERVICE AGENT

   This prospectus is to be used only by asset management account clients of
                       Robert w. Baird & Co. Incorporated

 The Funds are Series of One Group Mutual Funds. As with all mutual funds, the
   Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

   Table of

     CONTENTS

                  Fund Summaries: Investments, Risk &
                                          Performance
            One Group Michigan Municipal Money Market
                                                 Fund   2
                                                       ---
           One Group Ohio Municipal Money Market Fund   6
                                                       ---

                               More About the Funds
                               Principal Investment
                                         Strategies   10
                                                     ---
                                   Investment Risks   11
                                                     ---
                                Investment Policies   13
                                                     ---
                              Portfolio Quality and
                                           Maturity   13
                                                     ---
                                Temporary Defensive
                                          Positions   14
                                                     ---

             How to Do Business with One Group
                                  Mutual Funds
                        Purchasing Fund Shares   15
                                                ---
           Distribution and Servicing Expenses   16
                                                ---
                         Redeeming Fund Shares   16
                                                ---

                  Shareholder Information
                            Voting Rights   18
                                           ---
                        Dividend Policies   18
                                           ---
                         Tax Treatment of
                             Shareholders   18
                                           ---
               Shareholder Statements and
                                  Reports   20
                                           ---

                       Management of
                           One Group
                        Mutual Funds
                         The Advisor    21
                                       ---
                       Advisory Fees    21
                                       ---

             Financial
            Highlights    22
                         ---
              Appendix
                    A:
            Investment
             Practices    24
                         ---

      ------------------


PRIVACY POLICY


One Group Mutual Funds understands that protecting your financial privacy is just as important as protecting your financial assets. We are committed to the responsible use of information in order to provide you with the products and services you want, when and where you want them. This statement of our privacy policy is intended to help you understand the ways in which we gather, use and protect your financial information.

Key Definitions

This Privacy Policy describes the way we treat nonpublic personal information that we may obtain from our customers or from consumers generally. Key terms used throughout this policy are:

   . Consumer -- an individual who applies for or obtains a financial product or service from One Group Mutual Funds for personal, family or household purposes, including individuals who don't have a continuing relationship with One Group Mutual Funds. Consumers include individuals who provide nonpublic personal information to our shareholder servicing representatives, but do not invest in One Group Mutual Funds.

   . Customer -- a consumer who has a continuing relationship with One Group
     Mutual Funds through record ownership of fund shares.

   . Nonpublic personal information -- any personally identifiable financial information about a consumer that is obtained by One Group Mutual Funds in connection with providing financial products and services to that consumer and which is not otherwise publicly available. A telephone directory listing is an example of public information.

Collection of Nonpublic Personal Information

We collect information to service your account, to protect you from fraud and to make available products and services that may be of interest to you. We collect nonpublic personal information about you from the following sources:

   . Information we receive from you on applications or other forms, on our website or through other means;

   . Information we receive from you through transactions, correspondence and other communications with us; and

   . Information we otherwise obtain from you in connection with providing you a financial product or service.

Information Sharing with Non-Affiliated Third Parties

We do not share any nonpublic personal information about our customers or former customers with anyone, except as required or permitted by law. This means we may disclose all of the information we collect, as described above, to companies who help us maintain and service your account. For instance, we will share information with the transfer agent for One Group Mutual Funds. The transfer agent needs this information to process your purchase, redemption and exchange transactions and to update your account. In addition, we may share nonpublic personal information to protect against fraud, to respond to subpoenas or as described in the following section.

Information Sharing with Joint Marketers

We also may share the information described above in Collection of Nonpublic Personal Information with broker-dealers and other financial intermediaries that perform marketing services on our behalf and with which we have joint marketing agreements. However, we only provide information about you to that broker-dealer or financial intermediary from whom you purchased your One Group shares. In addition, our joint marketing agreements prohibit recipients of this information from disclosing or using the information for any purpose other than the purposes for which it is provided to them.

Children's Online Privacy Act Disclosure

From our website, One Group Mutual Funds does not knowingly collect or use personal information from children under the age of 13 without obtaining verifiable consent from their parents. Should a child whom we know to be under 13 send personal information to us, we will only use that information to respond directly to that child, seek parental consent or provide parental notice. We are not responsible for the data collection and use practices of nonaffiliated third parties to which our website may link.

Security

For your protection, One Group Mutual Funds maintains security standards and procedures that we continually update to safeguard against unauthorized disclosure of information or access to information about you.

We restrict access to nonpublic personal information about you to those individuals who need to know that information to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

One Group Mutual Funds' Privacy Commitment

One Group Mutual Funds is committed to protecting the privacy of our customers, but we understand that the best protection requires a partnership with you. We encourage you to find out how you can take steps to further protect your own privacy by visiting us online at www.onegroup.com.

------
   1

      ------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Michigan Municipal Money Market Fund





What is the goal of the Michigan Municipal Money Market Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax and Michigan personal income tax as is consistent with capital preservation and stability of principal.

What are the Michigan Municipal Money Market Fund's main investment strategies?

The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Michigan, which provide tax-exempt income. The Fund may also invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Michigan Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are municipal securities?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes.

Will any portion of my investment be taxed?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

What are the main risks of investing in the Michigan Municipal Money Market
Fund?

The main risks of investing in the Michigan Municipal Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

------
 2

      ------------------

----------------

Michigan Municipal Money
Market Fund

MAIN RISKS

Large Positions/Geographic Concentration. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Michigan municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Michigan issuances, certain factors particular to Michigan, including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives in Michigan, may have a disproportionately negative impact on the Fund's investments.

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

------
   3

      ------------------


FUND SUMMARY

Michigan Municipal Money
Market Fund

How has the Michigan Municipal Money Market Fund performed?

By showing the variability of the Michigan Municipal Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Michigan Municipal Money Market Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/,/2/ -- Class A Shares
--------------------------------------------------------------------------------

                                    [GRAPH]
                                 1992    2.40%
                                 1993    1.83%
                                 1994    2.30%
                                 1995    3.32%
                                 1996    2.93%
                                 1997    3.00%
                                 1998    2.76%
                                 1999    2.61%

/1/ For the period from January 1, 2000, through September 30, 2000, the Fund's total return was 2.55%.
/2/ Performance data includes the performance of the Pegasus Michigan Municipal
    Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999.

--------------------------------------------------------------------------------
Best Quarter: .87% 2Q 1995   Worst Quarter: .43% 1Q 1993
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows how the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 1999/1/
--------------------------------------------------------------------------------

         inception 1 year 5 years  performance
          date of                 since 1/31/91
           class
Class A   1/31/91  2.61%   2.92%      2.77%

/1/ Performance data includes the performance of the Pegasus Michigan Municipal
    Money Market Fund for the period before it was consolidated with the One Group Michigan Municipal Money Market Fund on March 22, 1999.

TO OBTAIN CURRENT YIELD INFORMATION, CALL YOUR BAIRD REPRESENTATIVE AT 1-800-79-BAIRD. YOU ALSO MAY OBTAIN THIS INFORMATION BY VISITING BAIRD'S WEBSITE AT WWW.BAIRDONLINE.COM.

------
 4

      ------------------



Michigan Municipal
Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

shareholder fees
-------------------------------------------------------------------
(fees paid directly from your investment)/1/                class a
-------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases              none
-------------------------------------------------------------------
 (as a percentage of offering price)
-------------------------------------------------------------------

Maximum Deferred Sales Charge (Load)                          none
-------------------------------------------------------------------
 (as a percentage of original purchase price of redemption
 proceeds, as applicable)
-------------------------------------------------------------------

Redemption Fee                                                none
-------------------------------------------------------------------
Exchange Fee                                                  none
-------------------------------------------------------------------

annual fund operating expenses
-------------------------------------------------------------------
(expenses that are deducted from Fund assets)/2/            class a
-------------------------------------------------------------------
Investment Advisory Fees                                      .35%
-------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                    .25%
-------------------------------------------------------------------
Other Expenses                                                .20%
-------------------------------------------------------------------
Total Annual Fund Operating Expenses                          .80%
-------------------------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/3/                 (.06%)
-------------------------------------------------------------------
Net Expenses                                                  .74%
-------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.
/2/ Expense information has been restated to reflect current fees.

/3/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .74% for Class A shares for the period beginning November 1, 2000, and ending on October 31, 2001.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.

           class a
------------------
1 Year/1/   $ 76
------------------
3 Years      249
------------------
5 Years      438
------------------
10 Years     984
------------------

/1/ Without contractual fee waivers, 1 year expenses would be $82


------
   5

      ------------------

FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

Ohio Municipal

Money Market Fund


What is the Goal of the Ohio Municipal Money Market Fund?

The Fund seeks as high a level of current interest income exempt from federal income tax and Ohio personal income tax as is consistent with capital preservation and stability of principal.

What are the Ohio Municipal Money Market Fund's main investment strategies?

The Fund invests in high-quality, short-term money market instruments. These include short-term municipal securities issued in Ohio, which provide tax-exempt income. The Fund may also invest in municipal securities issued by other states. The Fund will comply with SEC rules applicable to all money market funds, including Rule 2a-7 under the Investment Company Act of 1940. For more information about the Ohio Municipal Money Market Fund's investment strategies, please read "More About the Funds" and "Principal Investment Strategies."

What are municipal securities?

Municipal securities are bonds and notes issued by states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax. The securities are issued to raise funds for various public and private purposes.

Will any portion of my investment be taxed?

Up to 100% of the Fund's assets may be invested in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals. Shareholders who are subject to the federal alternative minimum tax may have all or a portion of their income from the Fund subject to federal income tax. In addition, corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

What are the main risks of investing in the Ohio Municipal Money Market Fund?

The main risks of investing in the Ohio Municipal Money Market Fund and the circumstances likely to adversely affect your investment are described below. Before you invest, please read "More About the Funds" and "Investment Risks."

------
 6

      ------------------

    MAIN RISKS
----------------

Ohio Municipal Money Market Fund

MAIN RISKS

Large Positions/Geographically Concentrated. As a single state money market fund, this Fund is allowed by SEC rules to invest a large portion of its assets in one issuer. Because of these rules and the relatively small number of issuers of Ohio municipal securities, the Fund's performance is affected to a greater extent by the success of one or a few issuers than is the performance of a more diversified fund. Moreover, because the Fund will concentrate in Ohio issuances, certain factors particular to Ohio, including economic conditions, constitutional amendments, legislative and executive measures and voter initiatives in Ohio, may have a disproportionately negative impact on the Fund's investments.

Credit Risk. Because the Fund only invests in high-quality obligations and limits its average maturity to 90 days or less, credit risk is minimized. Nonetheless, if an issuer fails to pay interest or principal, the value of your investment in the Fund could decline. Because the Fund invests in securities that are backed by "credit enhancements" such as letters of credit, the value of your investment in the Fund also could decrease if the value of the securities in the portfolio decreases in response to the declining credit quality of a credit enhancement provider.

Interest Rate Risk. The yield paid by the Fund will increase or decrease with changes in short-term interest rates.

Net Asset Value. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis.

Not FDIC Insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its subsidiaries and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

------
   7

      ------------------

                                                                               .




FUND SUMMARY

Ohio Municipal Money Market Fund

How has The Ohio Municipal Money Market Fund performed?

By showing the variability of the Ohio Municipal Money Market Fund's performance from year to year, the chart and table below help show the risk of investing in the Fund. Please remember that the past performance of the Ohio Municipal Money Market Fund is not necessarily an indication of how the Fund will perform in the future.

The Bar Chart shows changes in the Fund's performance from year to year. Total returns assume reinvestment of dividends and distributions.

Bar Chart (per calendar year)/1/ -- Class A Shares
--------------------------------------------------------------------------------


                                    [GRAPH]

                              1994          2.35%
                              1995          3.30%
                              1996          2.88%
                              1997          3.08%
                              1998          2.88%
                              1999          2.63%


/1/For the period from January 1, 2000, through September 30, 2000, the Fund's total return was 2.53%.

--------------------------------------------------------------------------------

Best Quarter: .86% 2Q 1995   Worst Quarter: .46% 1Q 1994
--------------------------------------------------------------------------------

The Average Annual Total Return Table shows the Fund's average annual returns for the periods indicated. Average annual total returns for more than one year tend to smooth out variations in a Fund's total return and are not the same as actual year-by-year results.

Average Annual Total Returns through December 31, 1999/1/
--------------------------------------------------------------------------------

         inception 1 year 5 years  performance
          date of                 since 1/26/93
           class
Class A   1/26/93   2.63%  2.95%      2.75%


TO OBTAIN CURRENT YIELD INFORMATION, CALL YOUR BAIRD REPRESENTATIVE AT 1-800-79-BAIRD. YOU ALSO MAY OBTAIN THIS INFORMATION BY VISITING BAIRD'S WEBSITE AT WWW.BAIRDONLINE.COM.

------
 8

      ------------------



Ohio Municipal

Money Market Fund

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

shareholder fees
-------------------------------------------------------------------
(fees paid directly from your investment)/1/                class a
-------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases              none
-------------------------------------------------------------------
 (as a percentage of offering price)
-------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          none
-------------------------------------------------------------------
 (as a percentage of original purchase price of redemption
 proceeds, as applicable)
-------------------------------------------------------------------
Redemption Fee                                                none
-------------------------------------------------------------------
Exchange Fee                                                  none
-------------------------------------------------------------------

annual fund operating expenses
-------------------------------------------------------------------
(expenses that are deducted from Fund assets)/2/            class a
-------------------------------------------------------------------
Investment Advisory Fees                                      .30%
-------------------------------------------------------------------
Distribution [and/or Service] (12b-1) Fees                    .25%
-------------------------------------------------------------------
Other Expenses                                                .23%
-------------------------------------------------------------------
Total Annual Fund Operating Expenses                          .78%
-------------------------------------------------------------------
Fee Waiver [and/or Expense Reimbursement]/3/                 (.07%)
-------------------------------------------------------------------
Net Expenses                                                  .71%
-------------------------------------------------------------------

/1/ If you buy or sell shares through a Shareholder Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent.
/2/ Expense information has been restated to reflect current fees.

/3/ Banc One Investment Advisors Corporation and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to .71% for Class A shares for the period beginning November 1, 2000, and ending on October 31, 2001.

Examples

The examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and reflect what you would pay if you either redeemed all of your shares or if you continued to hold them at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.

           class a
------------------
1 Year/1/   $ 73
------------------
3 Years      242
------------------
5 Years      426
------------------
10 Years     960
------------------

/1/ Without contractual fee waivers, 1 year expenses would be $80

------
   9

      ------------------







More About the Funds

Each of the funds described in this prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation ("Banc One Investment Advisors").

--------------------------------------------------------------------------------
Principal Investment Strategies

The mutual funds described in this prospectus are designed to produce high current income consistent with liquidity or capital preservation and stability of principal. The principal investment strategies that are used to meet each Fund's investment objective are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. They are also described below.

       FUNDAMENTAL POLICIES

 A Fund's investment strategy may
 involve "fundamental policies." A
 policy is fundamental if it cannot
 be changed without the consent of
 a majority of the outstanding
 shares of the Fund.

There can be no assurance that the Funds will achieve their investment objectives. Please note that each Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

--

ONE GROUP MICHIGAN MUNICIPAL MONEY MARKET FUND.

 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 . The Fund invests at least 80% of its total assets in Michigan municipal securities.

 . The Fund will purchase municipal securities only if the issuer receives assurances from its legal counsel that the interest payable on the securities is exempt from federal personal income tax and Michigan personal income tax.

 . The Fund also may invest up to 20% of its total assets in non-Michigan municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Michigan as well as their political subdivision, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.

------
10

 . The Fund has the ability, for temporary defensive purposes to invest as much as 100% of its assets in non-Michigan municipal securities that produce income that is subject to the federal alternative minimum tax, please read the section of this prospectus entitled, "Tax Treatment of Shareholders" before you invest.

 . The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

  WHAT IS AVERAGE WEIGHTED MATURITY?

 Average weighted maturity is the
 average of all the current
 maturities (that is, the term of
 the securities) of the individual
 securities in a fund calculated so
 as to count most heavily those
 securities with the highest dollar
 value. Average weighted maturity
 is important to investors as an
 indication of a fund's sensitivity
 to changes in interest rates. The
 longer the average weighted
 maturity, the more fluctuation in
 share price you can expect.

--

ONE GROUP OHIO MUNICIPAL MONEY MARKET FUND.

 . The average maturity on a dollar-weighted basis of the securities held by the Fund will be 90 days or less.

 .  Each security held by the Fund will mature in 397 days or less.

 . The Fund will acquire only those securities that present minimal credit risks.

 . The Fund will invest at least 80% of its total assets in Ohio municipal securities.

 . The Fund will purchase municipal securities only if the issuer receives assurances from its legal counsel that the interest payable on the securities is exempt from federal personal income tax and Ohio personal income tax.

 . The Fund also may invest up to 20% of its total assets in non-Ohio municipal securities, i.e., municipal securities issued by states, territories and possessions of the United States, including the District of Columbia, other than Ohio, as well as their political subdivisions, agencies, instrumentalities and authorities that produce interest exempt from federal income tax.

 . The Fund has the ability, for temporary defensive purposes, to invest as much as 100% of its assets in non-Ohio municipal securities that produce income that is subject to the federal alternative minimum tax. (If you are subject to the federal alternative minimum tax, please read the section of this prospectus entitled "Tax Treatment of Shareholders" before you invest.)

 . The Fund also may invest up to 20% of its total assets in other types of securities, such as taxable money market instruments, including repurchase agreements.

--------------------------------------------------------------------------------

Investment Risks


The main risks associated with investing in the Money Market Funds are described in "Fund Summaries: Investments, Risk & Performance" in the front of this prospectus. Additional risks are described below.

--
NET ASSET VALUE. There is no assurance that the Funds will meet their investment objectives or be able to maintain a net asset value of $1.00 per share on a continuous basis.

------
  11

--
DIVERSIFICATION. The Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund may be less diversified than money market funds that are not single state funds. This is because a single state fund may invest a significantly greater portion of its assets in the securities of a single issuer than can a "diversified" fund. In addition, each Fund's investments are concentrated geographically. These concentrations increase the risk of loss to each Fund if the issuer of a security fails to make interest or principal payments or if the market value of a security declines. Investment in each Fund may entail more risks than an investment in another type of money market fund.

--
THE OHIO ECONOMY. The Ohio Municipal Money Market Fund's investments are concentrated in Ohio. While Ohio's economy has become increasingly diversified, it continues to rely to a significant degree on durable goods manufacturing, such as automobiles, tires, steel and household appliances. These industries tend to be cyclical. Agriculture also is an important part of the Ohio economy, and the state has several programs that provide financial assistance to farmers. Although obligations issued by the state and its political subdivisions are payable from specific sources or taxes, future economic difficulties and the impact on state and local government finances may negatively affect the market value of the Ohio municipal securities held by the Ohio Municipal Money Market Fund.

--
THE MICHIGAN ECONOMY. The Michigan Municipal Money Market Fund's investments are concentrated in Michigan. The Michigan economy is heavily dependent on the automobile industry, a highly cyclical industry. This affects the revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. State and local revenues also are affected by statutory and constitutional changes adopted in 1993 and 1994, which limit annual assessment increases and transfer, in part, the financing of education costs from property taxes to sales taxes.

--
FIXED INCOME SECURITIES. Investments in fixed income securities (for example, bonds) will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of the securities in the Fund, and the value of your investment in the Fund, will increase and decrease as the value of the Fund's investments increase and decrease.

--
DERIVATIVES. Funds other than the U.S. Treasury Securities Money Market Fund invest in securities that may be considered to be derivatives. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity and management risks.


       WHAT IS A DERIVATIVE?

 Derivatives are securities or
 contracts (like futures and
 options) that derive their value
 from the performance of underlying
 assets or securities.

For more information about risks associated with the types of investments that the Money Market Funds purchase, please read the "Fund Summaries: Investments, Risk, & Performance," Appendix A and the Statement of Additional Information.

------
12

--------------------------------------------------------------------------------

Investment Policies

Each Fund's investment objective and the investment policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Funds. The full text of the fundamental policies can be found in the Statement of Additional Information.

--
FUNDAMENTAL POLICIES OF EACH FUND

Each Fund:

1. Will use its best efforts to maintain a constant net asset value of $1.00 per share, although there is no guarantee that the Funds will be able to do so.

2. Will not make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.



3. Will not purchase an issuer's securities if as a result more than 25% of its total assets would be invested in the securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer. This does not include securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of registered investment companies and repurchase agreements involving these securities. This restriction applies with respect to 50% of the Fund's total assets. With respect to the remaining 50% of its total assets, the Fund will not purchase an issuer's securities if as a result more than 5% of its total assets would be invested in the securities of that issuer.


--
The Ohio Municipal Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include municipal securities or governmental guarantees of municipal securities. In addition, private activity bonds backed only by the assets and revenues of a non-governmental user will not be deemed to be Ohio municipal securities.

--
The Michigan Municipal Money Market Fund:

1. Will not concentrate its investments in the securities of one or more issuers conducting their principal business in a particular industry or group of industries. This does not include municipal securities or governmental guarantees of municipal securities.

--------------------------------------------------------------------------------

Portfolio Quality and Maturity

The quality and maturity of money market funds are subject to SEC rules. Quality is generally restricted to the two highest short-term ratings or their equivalent. Maturity is limited both as to total portfolio average and as to each individual security. With respect to portfolio average, the rules limit the Fund's average weighted maturity to 90 days. With respect to each individual security, the remaining maturity is restricted to 397 days at acquisition. Moreover, the SEC rules limit exposure to a single issuer to 5% of a money market fund's assets (although there is no limit on government securities).

------
  13

--------------------------------------------------------------------------------

Temporary Defensive Positions

To respond to unusual market conditions, the Ohio Municipal Money Market Fund and the Michigan Municipal Money Market Fund may take temporary defensive positions by:

 . investing all or most of their assets in cash equivalents (i.e., securities that are not municipal securities), and

 .  holding uninvested cash pending investment.

These investments may result in a lower yield than lower-quality or longer-term investments and may prevent the Funds from meeting their investment objectives.


      WHAT IS A CASH EQUIVALENT?

 Cash equivalents are highly liquid,
 high-quality instruments with
 maturities of three months or less
 on the date they are purchased.
 They include securities issued by
 the U.S. government, its agencies
 and instrumentalities, repurchase
 agreements (other than equity
 repurchase agreements),
 certificates of deposit, bankers'
 acceptances, commercial paper
 (rated in one of the two highest
 rating categories), variable rate
 master demand notes, money market
 mutual funds and bank money market
 deposit accounts.

------
14

      ------------------







How to Do Business with One Group Mutual Funds

--------------------------------------------------------------------------------

Purchasing Fund Shares

Where Can I Buy shares?

You may purchase the Funds through a third party such as a bank, broker-dealer or financial adviser ("financial representative"). Third parties with whom you open an account may impose policies, limitations and fees which are different than those described here. Shares purchased this way will be held for you by the financial representative. To purchase Fund Shares, contact your Baird Representative.

When Can I Buy shares?

 . Purchases may be made on any business day. This includes any day that the Funds are open for business. The Funds will be closed on weekends and days on which the New York Stock Exchange ("NYSE") or the Federal Reserve are closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and Christmas Day.

 . Purchase requests will be effective on the day received and you will be eligible to receive dividends declared the same day, if such purchase orders are received before 12:00 noon, Eastern Time ("ET").


 . Purchase payments must be received or converted to "federal funds" before the times listed above. If the Fund does not receive federal funds by the cut-off time, the purchase order will not be effective until the next business day on which federal funds are timely received by the Fund.

 . On occasion, the NYSE will close early. When the NYSE closes before the times listed above, purchase requests received after the NYSE closes will be effective the following business day.


 . The Distributor can reject a purchase order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

 . Shares are electronically recorded. Therefore, certificates will not be issued.

How much do shares cost?

Shares are sold at net asset value ("NAV") plus a sales charge, if any.

 . NAV per share is calculated by dividing the total market value of a Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class. The Funds use their best efforts to maintain their NAV at $1.00, although there is no guarantee that they will be able to do so.

 .  NAV is calculated each business day as of 12:00 noon ET.

------
  15

--------------------------------------------------------------------------------

 . On occasion, the NYSE will close early. When the NYSE closes before the times listed above, NAV will be calculated as of the time the NYSE closes.


--------------------------------------------------------------------------------

Distribution and Servicing Expenses

12B-1 FEES

The Distributor compensates financial representatives who sell shares of One Group Mutual Funds. Compensation comes from 12b-1 fees and payments by the Distributor and the Funds' investment advisor from their own resources.

12B-1 Fees

Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12b-1 fees. 12b-1 fees are paid by One Group Mutual Funds to the Distributor as compensation for its services and expenses. The Distributor in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

1. Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Fund.


2. The Distributor may pay 12b-1 fees to its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

3. Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
--------------------------------------------------------------------------------
Redeeming Fund Shares

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. To redeem shares, contact your financial representative.

 .  Redemption requests will be effective that day if received before 12:00 noon
   ET.


 . On occasion, the NYSE will close early. When the NYSE closes before the times listed above, redemption requests received after the NYSE closes will be effective the following business day.


 . Your redemption proceeds will be paid within seven days after receipt of the redemption request. However, the Funds will attempt to honor requests for same day payment if the request is received before the times listed above. If redemption requests are received after these times, the Funds will attempt to wire payment the next business day.

 . The Funds also will attempt to honor requests for payment in two business days, if the redemption request is received after the time listed above.

What will my shares be worth?

 . If the Fund receives your redemption request before the times listed in "When
  Can I Redeem Shares?", you will receive that day's NAV.

------
16

----------------
Additional Information Regarding Redemptions


 . One Group may suspend your ability to redeem when:

 1. Trading on the New York Stock Exchange ("NYSE") is restricted.

 2. The NYSE is closed (other than weekend and holiday closings).

 3. The SEC has permitted a suspension.

 4. An emergency exists.

 The Statement of Additional Information offers more details about this process.

 . You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

------
  17

      ------------------

                                                                               e



Shareholder Information

--------------------------------------------------------------------------------

Voting Rights

The Funds do not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change a Fund's fundamental investment objective, or approve an investment advisory contract.

As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

--------------------------------------------------------------------------------

Dividend Policies

DIVIDENDS. The Funds generally declare dividends on each business day. Dividends are distributed on the first business day of each month. Capital gains, if any, for all Funds are distributed at least annually.

DIVIDEND REINVESTMENT. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payments in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

If you want to change the way in which you receive dividends and distributions, contact your financial representative.

--------------------------------------------------------------------------------

Tax Treatment of Shareholders

TAXATION OF SHAREHOLDER TRANSACTIONS. A sale, exchange or redemption of Fund shares may produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions.

Taxation of Dividends--Ohio Municipal Money Market Fund, Michigan Municipal Money Market Fund and Municipal Money Market Fund.

Each Fund will distribute substantially all of its net investment income. These Funds may pay "exempt-interest dividends" if at least 50% of the value of Fund assets at the end of each quarter of the Fund's taxable year consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends are generally excludable from an investor's gross income for regular federal income tax purposes. However, the receipt of exempt-interest dividends may cause recipients of Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for federal

------
18
                                                                               o



alternative minimum tax and for state (including state alternative minimum tax) and local taxes, both for individuals and corporate shareholders. Corporate shareholders will be required to take the interest on municipal securities into account in determining their alternative minimum taxable income.

Ohio Taxation of Dividends--Ohio Municipal Money Market Fund.

Dividends received from the Ohio Municipal Money Market Fund that result from interest on Ohio municipal securities are exempt from the Ohio personal income tax. Some Ohio statutes provide that interest on and gain from the sale of Ohio municipal securities is exempt from all taxation in Ohio. Dividends that are attributable to interest on or gain from the sale of certain obligations issued under such statutes should be exempt from Ohio personal income tax. Ohio municipalities may not impose income taxes on dividends on any intangible property (including such property of the Fund) unless the intangible income was not exempt from municipal income taxation before April 2, 1986, and the tax was approved in an election held on November 8, 1988. Corporate shareholders will be required to include the interest on Ohio municipal securities in their alternative minimum taxable income. In addition, corporate shareholders must include the Fund shares in the corporation's tax base for purposes of the Ohio franchise tax net worth computation, but not for the net income tax computation. Information in this paragraph is based on current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which may change.

Michigan Taxation of Dividends--Michigan Municipal Money Market Fund.

Dividends paid by the Michigan Municipal Money Market Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan income tax and Michigan single business tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations or certain U.S. government obligations (or are derived from short-term or long-term gains), such dividends may be subject to Michigan income tax and Michigan single business tax, even though the dividends may be exempt for federal income tax purposes.

Except as noted above with respect to Michigan income taxation, distributions of net income may be taxable to investors as dividend income under other state or local laws even though a substantial portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

Taxation of Retirement Plans

Distributions by the Funds to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Tax Treatment of Shareholders." If you are considering purchasing shares of any money market funds, particularly the Municipal, Michigan Municipal or Ohio Municipal Money Market Funds, with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making such an investment.

Tax Information

The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Funds provide you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note

------
  19
that this tax discussion is general in nature. No attempt has been made to present a complete explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders.

--------------------------------------------------------------------------------

Shareholder Statements and Reports

Your Baird Representative will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully.

------
20

      ------------------

Management of One Group Mutual Funds

--------------------------------------------------------------------------------

The Advisor

Banc One Investment Advisors (1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable and retirement accounts. As of June 30, 2000, Banc One Investment Advisors, an indirect wholly-owned subsidiary of Bank One Corporation, managed over $131 billion in assets.

--------------------------------------------------------------------------------

Advisory Fees

Banc One Investment Advisors is paid a fee based on an annual percentage of the average daily net assets of each year. For the most recent fiscal year, the Funds paid advisory fees at the following rate:

--------------------------------------------------------------------------------

                                                    annual rate
                                                  as percentage of
fund                                          average daily net assets
One Group(R) Michigan Municipal Money Market
 Fund                                                   .27%
----------------------------------------------------------------------
One Group(R) Ohio Municipal Money Market
 Fund                                                   .26%
----------------------------------------------------------------------

------
  21

[GRAPHIC]


      ------------------

FINANCIAL HIGHLIGHTS

Michigan Municipal Money Market Fund

The Financial Highlights tables are intended to help you understand the Fund's performance for the last five years or the period of the Fund's operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for the Fund has been audited by PricewaterhouseCoopers LLP and other independent accountants. PricewaterhouseCoopers' report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                    six months
                         year ended   ended          year ended december 31,
                          june 30,   june 30,    -----------------------------------
CLASS A SHARES              2000     1999(a)      1998     1997     1996      1995
-------------------------------------------------------------------------------------
net asset value,
 beginning of period      $ 1.000    $ 1.000     $ 1.000  $ 1.000  $ 1.000  $  1.000
-------------------------------------------------------------------------------------
Investment Activities:
 Net investment income      0.030      0.012       0.027    0.030    0.029     0.033
-------------------------------------------------------------------------------------
Distributions:
 Net investment income     (0.030)    (0.012)     (0.027)  (0.030)  (0.029)   (0.033)
-------------------------------------------------------------------------------------
net asset value, end of
 period                   $ 1.000    $ 1.000     $ 1.000  $ 1.000  $ 1.000  $  1.000
-------------------------------------------------------------------------------------
Total Return                3.06%      1.21%(b)    2.76%    3.00%    2.93%     3.32%

ratios/supplementary
 data:
 Net assets at end of
  period (000)            $76,294    $69,101     $64,283  $29,202  $72,089  $122,057
 Ratio of expenses to
  average net assets        0.72%      0.75%(c)    0.75%    0.75%    0.74%     0.69%
 Ratio of net investment
  income to average net
  assets                    3.03%      2.42%(c)    2.72%    2.95%    2.87%     3.30%
 Ratio of expenses to
  average net assets*       0.81%      0.84%(c)    0.78%    0.79%    0.77%     0.76%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated. (A) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Money Market Fund became the Michigan Municipal Money Market Fund. The Financial Highlights for the periods prior to March 22, 1999 represent the Pegasus Michigan Municipal Money Market Fund. (B) Not annualized. (C) Annualized.

------
22

[GRAPHIC]


      ------------------

FINANCIAL HIGHLIGHTS

Ohio Municipal Money Market Fund

The Financial Highlights tables are intended to help you understand the Fund's performance for the last five years or the period of the Fund's operations, whichever is shorter. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for the Fund has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund's financial statements, is incorporated by reference in the Statement of Additional Information, which is available upon request.

                                             year ended june 30,
                                   -------------------------------------------
CLASS A SHARES                      2000     1999     1998     1997     1996
-------------------------------------------------------------------------------
net asset value, beginning of
 period                            $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
-------------------------------------------------------------------------------
Investment Activities:
 Net investment income               0.030    0.026    0.030    0.029    0.030
-------------------------------------------------------------------------------
Distributions:
 Net investment income              (0.030)  (0.026)  (0.030)  (0.029)  (0.029)
 In excess of net investment
  income                                -        -        -        -    (0.001)

Total Distributions                 (0.030)  (0.026)  (0.030)  (0.029)  (0.030)
-------------------------------------------------------------------------------
net asset value, end of period     $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
-------------------------------------------------------------------------------
Total Return                         3.06%    2.62%    3.06%    2.96%    3.08%

ratios/supplementary data:
 Net assets at end of period (000) $29,842  $37,180  $39,100  $30,479  $41,132
 Ratio of expenses to average net
  assets                             0.70%    0.67%    0.65%    0.65%    0.66%
 Ratio of net investment income to
  average net assets                 3.00%    2.60%    2.98%    2.90%    2.94%
 Ratio of expenses to average net
  assets*                            0.77%    0.80%    0.78%    0.88%    1.06%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

------
  23

      ------------------




Appendix A

--------------------------------------------------------------------------------

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Funds, as well as the risks inherent in their use. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information. Following the table is a more complete discussion of risk.

-----------------------------------------------------
                                 fund name  fund code
-----------------------------------------------------
     One Group(R) Michigan Municipal Money
                               Market Fund       1
  ---------------------------------------------------
         One Group(R) Ohio Municipal Money
                               Market Fund       2

                                                                 Fund   Risk
Instrument                                                       Code   Type
-------------------------------------------------------------------------------
U.S. Treasury Obligations: Bills, notes, bonds, STRIPS and       1, 2 Market
CUBES. The U.S. Treasury Securities Money Market Fund does not buy STRIPS and CUBES.
-------------------------------------------------------------------------------
Treasury Receipts: TRs, TIGRS and CATS.                          1, 2 Market
-------------------------------------------------------------------------------
U.S. Government Agency Securities: Securities issued by          1, 2 Market
agencies and instrumentalities of the U.S. government. These          Credit
include Ginnie Mae, Fannie Mae and Freddie Mac.
-------------------------------------------------------------------------------
Certificates of Deposit: Negotiable instruments with a stated    1, 2 Market
maturity.                                                             Credit
                                                                      Liquidity
-------------------------------------------------------------------------------
Time Deposits: Non-negotiable receipts issued by a bank in       1, 2 Liquidity
exchange for the deposit of funds.                                    Credit
                                                                      Market
-------------------------------------------------------------------------------
Repurchase Agreements: The purchase of a security and the        1, 2 Credit
simultaneous commitment to return the security to the seller at       Market
an agreed upon price on an agreed upon date. This is treated as       Liquidity
a loan.
-------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments: Purchase or      1, 2 Market
contract to purchase securities at a fixed price for delivery         Leverage
at a future date.                                                     Liquidity
                                                                      Credit
-------------------------------------------------------------------------------

------
24

                                                                Fund    Risk
Instrument                                                      Code    Type
-------------------------------------------------------------------------------
Investment Company Securities: Shares of other money market     1, 2 Market
mutual funds, including One Group money market funds and
shares of other money market funds for which Banc One
Investment Advisors or its affiliates serve as investment
advisor or administrator. Banc One Investment Advisors will
waive certain fees when investing in funds for which it serves as investment advisor.
-------------------------------------------------------------------------------
Extendable Commercial Notes: Variable rate notes which          1, 2 Market
normally mature within a short period of time (e.g., 1 month)        Credit
but which may be extended by the issuer for a maximum maturity       Liquidity
of thirteen months.
-------------------------------------------------------------------------------
Bankers' Acceptances: Bills of exchange or time drafts drawn    1, 2 Credit
on and accepted by a commercial bank. Maturities are generally       Liquidity
six months or less.                                                  Market
-------------------------------------------------------------------------------
Commercial Paper: Secured and unsecured short-term promissory   1, 2 Credit
notes issued by corporations and other entities. Maturities          Liquidity
generally vary from a few days to nine months.                       Market
-------------------------------------------------------------------------------
Foreign Securities: Commercial paper of foreign issuers and     1, 2 Market
obligations of foreign banks, overseas branches of U.S. banks        Political
and supranational entities.                                          Liquidity
                                                                     Foreign
                                                                     Investment
-------------------------------------------------------------------------------
Restricted Securities: Securities not registered under the      1, 2 Liquidity
Securities Act of 1933, such as privately placed commercial          Market
paper and Rule 144A securities.
-------------------------------------------------------------------------------
Variable and Floating Rate Instruments: Obligations with        1, 2 Market
interest rates which are reset daily, weekly, quarterly or           Credit
some other period and which may be payable to the Fund on            Liquidity
demand.
-------------------------------------------------------------------------------
Mortgage-Backed Securities: Debt obligations secured by real    1, 2 Prepayment
estate loans and pools of loans. These include collateralized        Market
mortgage obligations ("CMOs") and Real Estate Mortgage               Credit
Investment Conduits ("REMICs").                                      Regulatory
-------------------------------------------------------------------------------
Demand Features: Securities that are subject to puts and        1, 2 Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed period of       Management
time following demand by a Fund.
-------------------------------------------------------------------------------

------
  25

                                                                Fund    Risk
Instrument                                                      Code    Type
-------------------------------------------------------------------------------
Municipal Securities: Securities issued by a state or           1, 2 Market
political subdivision to obtain funds for various public             Credit
purposes. Municipal securities include private activity bonds        Political
and industrial development bonds, as well as General                 Tax
Obligation Notes, Tax Anticipation Notes, Bond Anticipation          Regulatory
Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal
housing authorities and single family revenue bonds.
-------------------------------------------------------------------------------
Participation Interests: Interests in municipal securities,     1, 2 Credit
including municipal leases, from financial institutions such         Tax
as commercial and investment banks, savings and loan                 Market
associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.
-------------------------------------------------------------------------------
Asset-Backed Securities: Securities secured by company          1, 2 Prepayment
receivables, home equity loans, truck and auto loans, leases,        Market
credit card receivables and other securities backed by other         Credit
types of receivables or other assets.                                Regulatory
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Investment Risks


Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments are more susceptible to these risks than others.

 . Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price and liquidity of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

 . Leverage Risk. The risk associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

 . Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that normally prevails in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

 . Management Risk. The risk that a strategy used by a fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

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 .  Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

 . Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

 . Foreign Investment Risk. Risks associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

 . Prepayment Risk. The risk that the principal repayment of a security will occur at an unexpected time, especially that the repayment of a mortgage- or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid, a Fund may have to reinvest in securities with a lower yield. Further, with early repayment, a Fund may fail to recoup any additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss.

 . Tax Risk. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

 . Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

If you want more information about the Funds, the following documents are free upon request:

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--------------------------------------------------------------------------------

To Contact Robert W. Baird:

By telephone:

  Call your Baird Representative or 1-800-79-Baird

By Mail:

  Robert W. Baird & Co.

  Attn: Client Services

  777 East Wisconsin Avenue

  Milwaukee, WI 53202

On the Internet:

  http://www.bairdonline.com

Annual/Semiannual Reports: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information ("SAI"): The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

How Can I Get More Information? You can get a free copy of the semiannual/annual reports or the SAI, request other information or discuss your questions about the Fund by contacting your Baird Representative.






You can also review and copy the Funds' reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For more information about the SEC's Public Reference Room call 1-202-942-8090.) You can also get reports and other information about the Funds from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

A Wealth of Advice(SM). Baird/A Northwestern Mutual Company. Robert W. Baird & Co. Incorporated. Member New York Stock Exchange, Inc. and other principal exchanges. Member SIPC. 777 Wisconsin Avenue, Milwaukee, Wisconsin 59202. 1-800-RW-BAIRD. www.bairdonline.com.

(Investment Company Act File No. 811-4236)